PRIVATE PLACEMENT FINANCING	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Private Placement Financing [Member]
Private Placement [Line Items]
PRIVATE PLACEMENT FINANCING
6.	PRIVATE PLACEMENT FINANCING

On January 30, 2014, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with nine separate accredited investors (“2014 Investors”) providing for the issuance and sale by the Company to the 2014 Investors, in a private placement, of an aggregate of 11,400,000 shares of Common Stock (collectively, the “2014 Shares”) at a purchase price of $0.25 per share and three series of warrants, the Series A warrants, the Series B warrants and the Series C warrants, to purchase up to an aggregate of 34,200,000 shares of the Company’s Common Stock (collectively, the “2014 Warrants,” and the shares issuable upon exercise of the 2014 Warrants, collectively, the “2014 Warrant Shares”), for aggregate gross proceeds to the Company of approximately $2,850,000 (the “2014 Private Placement Financing”).

Upon the closing of the 2014 Private Placement Financing on February 4, 2014 (the “Closing Date”), the Company entered into a registration rights agreement (the “2014 Registration Rights Agreement”) with the 2014 Investors, pursuant to which the Company became obligated, subject to certain conditions, to file with the Securities and Exchange Commission (“SEC”) on or before March 21, 2014 one or more registration statements to register for resale under the Securities Act of 1933, as amended, (i) the 2014 Shares and the 2014 Warrant Shares, plus (ii) an additional number of shares of Common Stock equal to 33% of the total number of 2014 Shares and 2014 Warrant Shares, to account for adjustments, if any, to the number of 2014 Warrant Shares issuable pursuant to the terms of the 2014 Warrants (the securities set forth in this clause (ii), the “Additional Shares”). Under the terms of the 2014 Registration Rights Agreement, the Company is permitted to reduce the number of shares covered by a registration statement if such reduction is required by the SEC as a condition for permitting such registration statement to become effective and treated as a resale registration statement (the “Cutback Provisions”). In response to comments received from the SEC and in accordance with the terms of the 2014 Registration Rights Agreement, the Company reduced the number of shares included in its draft resale registration statement by the number of Additional Shares. The Company’s failure to satisfy certain other obligations and deadlines set forth in the 2014 Registration Rights Agreement may subject the Company to payment of monetary penalties as discussed below. The resale registration statement was declared effective on July 2, 2014. As described below, in the event that we fail to comply with certain requirements in the 2014 Registration Rights Agreement, we may be required to pay liquidated damages to the investors.

The 2014 Warrants were exercisable immediately upon issuance. The Series A warrants had an initial exercise price of $0.30 per share and expire five years from the date of their issuance. The Series B warrants had an initial exercise price of $0.35 per share and expire on the earlier of 12 months after their issuance date and six months after the first date on which the resale of all Registrable Securities (as defined in the 2014 Registration Rights Agreement) is covered by one or more effective registration statements. The Series B warrants expired on January 2, 2015. The Series C warrants had an initial exercise price of $0.40 per share and an initial expiration on the earlier of 18 months after their issuance date and nine months after the first date on which the resale of all Registrable Securities (as defined in the 2014 Registration Rights Agreement) is covered by one or more effective registration statements. The Series C warrants were set to expire on April 2, 2015 and, as described below, were amended to expire on July 2, 2016. The number of shares of the Company’s Common Stock into which each of the 2014 Warrants is exercisable and the exercise price therefore were subject to adjustment as set forth in the 2014 Warrants, including, without limitation, adjustment to both the exercise price of the 2014 Warrants in the event of certain subsequent issuances and sales of shares of the Company’s Common Stock (or securities convertible or exercisable into shares of Common Stock) at a price per share lower than the then-effective exercise price of the 2014 Warrants, in which case the per share exercise price of the 2014 Warrants would be adjusted to equal such lower price per share and the number of shares issuable upon exercise of the 2014 Warrants would be adjusted accordingly so that the aggregate exercise price upon full exercise of the 2014 Warrants immediately before and immediately after such per share exercise price adjustment were equal. The 2014 Warrants are also subject to customary adjustments in the event of stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders, and provide that they shall not be exercisable in the event and to the extent that the exercise thereof would result in the holder of the Warrant or any of its affiliates beneficially would then own more than 4.9% of the Company’s Common Stock. The 2014 Warrants also provide that they shall not be exercisable in the event and to the extent that the exercise thereof would result in the holder of the Warrant or any of its affiliates beneficially owning more than 4.9% of our Common Stock.

The Company may be required to make certain payments to the 2014 Investors under certain circumstances in the future pursuant to the terms of the Securities Purchase Agreement and the 2014 Registration Rights Agreement. These potential future payments include: (a) potential partial damages for failure to register the Common Stock issued or issuable upon exercise of 2014 Warrants (in a cash amount equal to 1% of the price paid to the Company by each investor in the 2014 Private Placement Financing on the date of and on each 30-day anniversary of such failure until the cure thereof; (b) amounts payable if the Company and its transfer agent fail to timely remove certain restrictive legends from certificates representing shares of Common Stock issued in the 2014 Private Placement Financing or issuable upon exercise of the 2014 Warrants; (c) expense reimbursement for the lead investor in the 2014 Private Placement Financing; and (d) payments in respect of claims for which the Company provides indemnification. There is no cap to the potential consideration. On July 2, 2014, we received from the SEC a Notice of Effectiveness of our Registration Statement related to the 2014 Private Placement Financing which satisfied some of our obligation to register these securities with the SEC.

On December 1, 2014, the Company agreed to amend certain provisions of the 2014 Warrants (the “December 2014 Amendment”). Under the terms of the December 2014 Amendment, the affected 2014 Warrants were amended to (i) reduce the exercise price of the Series B Warrants from $0.35 to $0.20, (ii) reduce the exercise price of the Series C Warrants from $0.40 to $0.20, and (iii) clarify that each series of 2014 Warrants may be amended individually, without having to amend all three series of 2014 Warrants. The number of shares of the Company’s Common Stock, which may be purchased from the Company upon exercise of each 2014 Warrant, remained unchanged. In conjunction with the December 2014 Amendment, the Company recognized a loss on the modification of 2014 Warrants in the amount of $1,300,170, which was determined using Monte Carlo Simulation.

As of December 2, 2014, Series B Warrants had been exercised for an aggregate issuance of 4,000,000 shares of the Company’s Common Stock resulting in gross proceeds to the Company of $800,000. In conjunction with the exercise of the Series B Warrants, their corresponding fair value at the exercise dates of $224,000 were extinguished from the derivative liabilities balance.

On March 13, 2015, the Company issued unsecured 8% Convertible Notes in the aggregate principal amount of $750,000. The Company’s issuance of the Notes triggered the anti dilution provisions of the Series A Warrants and, as a result, the exercise price of the Series A Warrants was reduced to $0.20 per share and the aggregate number of shares issuable under the Series A Warrants increased by 5,700,000 shares from 11,400,000 shares to 17,100,000 shares. In addition, on March 13, 2015 and May 30, 2015, respectively the expiration date of the Series C Warrants was extended to June 2, 2015 and July 2, 2015, respectively. In conjunction with these amendments, the Company recognized a loss on the modification of warrants in the amount of $624,016, which was determined using Monte Carlo Simulation.

During the quarter ended June 30, 2015, Series C Warrants had been exercised for an aggregate issuance of 2,255,000 shares of the Company’s Common Stock resulting in gross proceeds to the Company of $451,000. In conjunction with the exercise of the Series C Warrants, their corresponding fair value at the exercise dates of $75,321 were extinguished from the derivative liabilities balance.

On June 22, 2015 the Company entered into the Amendment to the Series A Warrants and Series C Warrants to purchase Common Stock (the “June 2015 Amendment”), with Cranshire Capital Master Fund, Ltd. (“Cranshire”), to (i) delete the full ratchet anti-dilution provisions set forth in the Series A Warrants and Series C Warrants; and (ii) extend the expiration date of the Series C Warrants from to 5:00 p.m., New York time, on July 2, 2015 to 5:00 p.m., New York time, on July 2, 2016. In consideration of Cranshire’s entrance into the June 2015 Amendment (and for no additional consideration), the Company agreed to issue to the holders of the 2014 Warrants up to 570,000 shares of Company’s Common Stock subject to the delivery by each such holder of an investor certificate to the Company (such shares of Common Stock, the “Inducement Shares”). In conjunction with the modifications to the Series A and Series C Warrants in the June 2015 Amendment, the corresponding fair values at the modification date, net of Inducement Shares totaling $927,373 were extinguished from the derivative liabilities balance.

For the period ended June 30, 2015, 435,000 Inducement Shares had been issued of the potential 570,000 and an additional 125,000 shares were issued during July 2015 for a total of 560,000.

Derivative Liabilities

The Company accounted for the 2014 Warrants relating to the aforementioned 2014 Private Placement Financing in accordance with ASC 815-10, Derivatives and Hedging. Because the 2014 Warrants are not indexed to the Company’s stock and are not classified within stockholders’ equity, they are recorded as liabilities at fair value. They are marked to market each reporting period through the consolidated statement of operations.

On February 4, 2014, the initial closing date of the 2014 Private Placement Financing, the derivative liabilities were recorded at fair value of $10,391,693. Given that the fair value of the derivative liabilities exceeded the total proceeds of the 2014 Private Placement Financing of $2,850,000, no net amounts were available to be allocated to the Common Stock. The $7,541,693 amount by which the recorded liabilities exceeded the proceeds was charged to other expense as of February 4, 2014 closing date.

The value of the derivative liability as of June 30, 2015 and September 30, 2014 was $3,886,613 and $6,270,000, respectively. As a result of a change in the estimated fair market value of the derivative liability we recorded other expense of $925,384 for the three months ended June 30, 2015 and other income of $2,980,829 for nine months ended June 30, 2015 and other income of $1,584,818 and $2,069,693 for the three and nine months ended June 30, 2014, respectively. In addition, during the three months ended June 30, 2015, we recorded a gain on modification of warrants, net of Inducement Shares in the amount of $927,373 and a loss of $896,763 for the nine months ended June 30, 2015. Lastly, we recognized a gain on the exercise of warrants in the amount of $75,321, and $299,321, respectively for the three and nine months ended June 30, 2015 as described above. For the three months ended June 30, 2015, the change in the estimated fair value was primarily due to the elimination of the anti-dilution provisions of the Series A Warrants and Series C Warrants and extending the expiration date of the Series C Warrants to July 2, 2016. For the nine months ended June 30, 2015, the change in the estimated fair value was primarily due to the reduction of the exercise prices of the 2014 Warrants, the exercise of 4,000,000 shares of the Series B Warrants and the exercise of 2,255,000 shares of the Series C Warrants for an aggregate of 6,255,000 shares of the Company’s Common Stock.

Fair Value Measurements Using Significant Unobservable
Inputs
(Level 3)
Warrant Derivative Liability
Beginning balance at September 30, 2014	$6,270,000

Modification of warrants, net of Inducement Shares	896,763

Exercises of warrants	(299,321)

Adjustments to estimated fair value	(2,980,829)

Ending balance at June 30, 2015	$3,886,613

The derivative liabilities were valued as of September 30, 2014, December 1, 2014, March 15, 2015, June 22, 2015, and June 30, 2015 using Monte Carlo Simulation or Black Schole, as appropriate, with the following assumptions:

	September 30,	December 1,	March 15,	June 22,	June 30,
	2014	2014	2015	2015	2015
Closing price per share of Common Stock	$0.18	$0.25	$0.21	$0.23	$0.26
Exercise price per share	$0.30 - 0.40	$0.20 - $0.30	$0.20 - $0.30	$0.20	$0.20
Expected volatility	85 - 90%	80 – 90%	80 – 110%	55- 85%	75-85%
Risk-free interest rate	0.02 - 1.55%	.01 – 1.39%	0.03 – 1.41%	0.27 - 1.68%	0.28 – 1.63%
Dividend yield	—	—	—	—	—
Remaining expected term of underlying securities (years)	0.33 - 4.33	0.33 – 4.6	0.22 – 4.3	1.03 – 4.03	1.01 – 4.01

Common Stock

At the February 4, 2014 closing date of the 2014 Private Placement Financing, the Company issued 11,400,000 shares of Common Stock and recorded the par value of the shares issued of $11,400 (at par value of $0.001 per share) with a corresponding reduction in additional paid-in capital, given that the fair value of the warrant liability recorded exceeded the total consideration received as of February 4, 2014.

8.	PRIVATE PLACEMENT FINANCING

On January 30, 2014, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with nine separate accredited investors (“Investors”) providing for the issuance and sale by the Company to the Investors, in a private placement, of an aggregate of 11,400,000 shares of the Company’s common stock (collectively, the “Shares”) at a purchase price of $0.25 per share and three series of warrants, the Series A warrants, the Series B warrants and the Series C warrants, to purchase up to an aggregate of 34,200,000 shares of the Company’s common stock (collectively, the “Warrants,” and the shares issuable upon exercise of the Warrants, collectively, the “Warrant Shares”), for aggregate gross proceeds to the Company of approximately $2,850,000 (the “Private Placement Financing”).

Upon the closing of the Private Placement Financing on February 4, 2014 (the “Closing Date”), the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Investors, pursuant to which the Company became obligated, subject to certain conditions, to file with the Securities and Exchange Commission on or before March 21, 2014 one or more registration statements to register for resale under the Securities Act of 1933, as amended, (i) the Shares and the Warrant Shares, plus (ii) an additional number of shares of common stock equal to 33% of the total number of Shares and Warrant Shares, to account for adjustments, if any, to the number of Warrant Shares issuable pursuant to the terms of the Warrants (the securities set forth in this clause (ii), the “Additional Shares”). Under the terms of the Registration Rights Agreement, the Company is permitted to reduce the number of shares covered by a registration statement if such reduction is required by the SEC as a condition for permitting such registration statement to become effective and treated as a resale registration statement (the “Cutback Provisions”). In response to comments received from the SEC and in accordance with the terms of the Registration Rights Agreement, the Company reduced the number of shares included in its draft resale registration statement by the number of Additional Shares. The Company’s failure to satisfy certain other obligations and deadlines set forth in the Registration Rights Agreement may subject the Company to payment of monetary penalties as discussed below. The resale registration statement was declared effective on July 2, 2014. As described below, in the event that we fail to comply with certain requirements in the Registration Rights Agreement, we may be required to pay liquidated damages to the investors.

The Warrants are exercisable immediately upon issuance. The Series A warrants have an exercise price of $0.30 per share and expire five years from the date of their issuance. The Series B warrants have an exercise price of $0.35 per share and expire on the earlier of 12 months after their issuance date and six months after the first date on which the resale of all Registrable Securities (as defined in the Registration Rights Agreement) is covered by one or more effective registration statements. The Series B warrants will expire on January 2, 2015. The Series C warrants have an exercise price of $0.40 per share and expire on the earlier of 18 months after their issuance date and nine months after the first date on which the resale of all Registrable Securities (as defined in the Registration Rights Agreement) is covered by one or more effective registration statements. The Series C warrants will expire on April 2, 2015. The number of shares of the Company’s common stock into which each of the Warrants is exercisable and the exercise price therefor are subject to adjustment as set forth in the Warrants, including, without limitation, adjustment to both the exercise price of the Warrants in the event of certain subsequent issuances and sales of shares of the Company’s common stock (or securities convertible or exercisable into shares of common stock) at a price per share lower than the then-effective exercise price of the Warrants, in which case the per share exercise price of the Warrants will be adjusted to equal such lower price per share and the number of shares issuable upon exercise of the Warrants will be adjusted accordingly so that the aggregate exercise price upon full exercise of the Warrants immediately before and immediately after such per share exercise price adjustment are equal. The Warrants are also subject to customary adjustments in the event of stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders, and provide that they shall not be exercisable in the event and to the extent that the exercise thereof would result in the holder of the Warrant or any of its affiliates beneficially owning more than 4.9% of the Company’s common stock.

The Company may be required to make certain payments to the investors in the Private Placement Financing under certain circumstances in the future pursuant to the terms of the Securities Purchase Agreement and the Registration Rights Agreement. These potential future payments include: (a) potential partial damages for failure to register the common stock issued or issuable upon exercise of Warrants (in a cash amount equal to 1% of the price paid to the Company by each investor in the Private Placement Financing on the date of and on each 30-day anniversary of such failure until the cure thereof); (b) amounts payable if the Company and its transfer agent fail to timely remove certain restrictive legends from certificates representing shares of common stock issued in the Private Placement Financing or issuable upon exercise of the Warrants; (c) expense reimbursement for the lead investor in the Private Placement Financing; and (d) payments in respect of claims for which the Company provides indemnification. There is no cap to the potential consideration. On July 2, 2014, we received from the SEC a Notice of Effectiveness of our Registration Statement related to the Private Placement which satisfied some of our obligation to register these securities with the SEC.

Derivative Liabilities

The Company accounted for the Warrants relating to the aforementioned Private Placement in accordance with ASC 815-10, Derivatives and Hedging. Because the Warrants are not indexed to the Company’s stock and are not classified in stockholders’ equity, they are recorded as liabilities at fair value. They are marked to market each reporting period through the consolidated statement of operations.

On the closing date, the derivative liabilities were recorded at fair value of $10,391,693. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $2,850,000, no net amounts were available to be allocated to the common stock. The $7,541,693 amount by which the recorded liabilities exceeded the proceeds was charged to other expense as of the Closing Date.

The value of the derivative liability as of September 30, 2014 was $6,270,000. As of result of a change in the estimated fair market value of the derivative liability we recorded other income of $4,121,693 for the year ended September 30, 2014, respectively. Such change in the estimated fair value was primarily due to the fluctuation in the Company’s common stock price.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Derivative Liability
Beginning balance at September 30, 2013	$—

Issuances	10,391,693

Adjustments to estimated fair value	(4,121,693)

Ending balance at September 30, 2014	$6,270,000

The derivative liabilities were valued as of February 4, 2014 and September 30, 2014, using Monte Carlo Simulation with the following assumptions:

	September 30, 2014	February 04, 2014
Closing price per share of common stock	$0.18	$0.30
Exercise price per share	$0.30 - 0.40	$0.30 - 0.40
Expected volatility	85 - 90%	100 - 125%
Risk-free interest rate	0.02 - 1.55%	0.12-1.46%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	.33 – 4.33	1 - 5

Common Stock
At the Closing Date, the Company issued 11,400,000 shares of common stock and recorded the par value of the shares issued of $11,400 (at par value of $0.001 per share) with a corresponding reduction in additional paid-in capital, given that the fair value of the warrant liability recorded exceeded the total consideration received as of the Closing Date.